SIGNIFICANT ACCOUNTING POLICIES - Schedule of Relevant Exchange Rates (Details)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Foreign Currency Translation [Abstract]
Period Ended RMB: USD exchange rate	7.1636	7.2993	7.2672
Period Average RMB: USD exchange rate	7.2526%	7.1957%	7.215%